Acquisition Of Businesses (Schedule Of Non-Significant Acquisitions) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquisition Of Businesses [Abstract]
Property and equipment	$ 1,793	$ 1,704	$ 2,016
Identifiable intangible assets	6,061		183
Goodwill	1,196	4,952	1,276
Gain on bargain purchase of franchised restaurants	(1,161)
Purchase price	7,889	6,656	3,475
Settlement of franchise receivable	(1,885)	(663)	(548)
Seller financing			(2,423)
Purchase price paid	$ 6,004	$ 5,993	$ 504